Note 16 - Lease Liability - Lease Liabilities Schedule (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Lease liability, balance	$ 5,727	$ 3,669
Additions	0	4,823
Remeasurement	3,181	0
Interest expense	511	456
Disposal	(706)	(1,738)
Payments	(3,331)	(1,423)
Others	(65)	(356)
Foreign currency translation adjustment of subsidiary	(731)	296
Lease liability, balance	4,586	5,727
Current	2,522	2,132
Non-Current	$ 2,064	$ 3,595